MFA 2026-NQM1 Trust ABS-15G

Exhibit 99.3 - Schedule 6

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	2
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	2
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	6
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	2
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	2
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	9
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	3
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than 5%	2
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	2
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	2
Credit	Application	CRDAPP5430	FNMA Application Form is Outdated	2
Credit	Assets	CRDAST205	Insufficient Funds to Close	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	3
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Compliance	State Consumer Protection	CMPSTCP1151	XXX Home Loans -Broker 'Amounts Earned' Disclosure not in file	1
Compliance	XXX Home Equity	CMPXXXHE320	XXX Equity - XXX Equity : Missing T.42 Title Endorsement	1
Compliance	XXX Home Equity	CMPXXXHE321	XXX Equity - XXX Equity : Missing T.42.1 Title Endorsement	1
Total				51

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.